SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 16 — SHARE-BASED COMPENSATION

Compensation Expense

Share-based compensation expense is recognized on a straight-line basis over the requisite service periods, and our policy is to recognize forfeitures as they occur. Share-based compensation expense related to equity and liability awards is included in the following line items in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in millions)	2021	2020	2021	2020
Cost of sales	$0.9	$—	$6.9	$—
Selling, general and administrative expenses	15.1	0.6	92.4	1.2
Total	$16.0	$0.6	$99.3	$1.2

Awards Classified as Equity

Pre-IPO Management Equity Incentive Plan and Exchange to Restricted Shares

During 2018, Constellation S.à r.l, a subsidiary of the Company, adopted a management equity incentive plan (“MEIP”), consisting of Class B through Class F shares (“MEIP Shares”) granted to certain domestic and foreign employees (“Participants”). Prior to the IPO, the value of the MEIP Shares was classified as a liability, and was remeasured at each reporting period.

Upon closing of the IPO and following the Reorganization Transactions, the MEIP Shares were converted into (i) vested ordinary shares which correspond to the value of MEIP Shares that were vested as of the consummation of the IPO and (ii) restricted ordinary shares which correspond to the value of MEIP Shares that were nonvested as of the consummation of the IPO. The restricted ordinary shares will vest on the same terms and conditions as applied to the MEIP Shares to which they relate, and are not subject to performance conditions.

Compensation expense of $12.1 million and $0.5 million was recorded for the three months ended September 30, 2021 and September 30, 2020, respectively. Compensation expense of $60.8 million and $1.1 million was recorded for the nine months ended September 30, 2021 and September 30, 2020, respectively.

The conversion of MEIP shares and exchange for vested ordinary shares resulted in $68.1 million being reclassified from Non-current liabilities to Additional paid-in capital during the nine months ended September 30, 2021. Future vesting of restricted ordinary shares will also be credited to Additional paid-in capital.

A summary of changes in outstanding nonvested MEIP Shares is as follows:

	Number of	Weighted Average
	Awards	Grant Date Fair Value
Nonvested at January 1, 2021	6,984,060	$14.51
Granted	—	—
Vested	(292,825)	14.51
Converted to Restricted Ordinary Shares	(6,691,235)	14.51
Nonvested at September 30, 2021	—	$—

A summary of changes in outstanding nonvested Restricted Shares is as follows:

	Number of	Weighted Average
	Awards	Grant Date Fair Value
Nonvested at January 1, 2021	—	$—
Converted from MEIP Shares	7,763,231	15.00
Granted	—	—
Vested	(1,186,014)	15.00
Forfeited	(7,540)	15.00
Nonvested at September 30, 2021	6,569,677	$15.00

2021 Omnibus Incentive Plan

On March 24, 2021, our Board adopted the 2021 Omnibus Incentive Plan (“2021 Plan”), pursuant to which employees, consultants and directors of our Company and our affiliates performing services for us, including our executive officers, are eligible to receive awards. The 2021 Plan provides for the grant of share options, share appreciation rights, restricted shares, restricted share units, bonus shares, dividend equivalents, other share-based awards, substitute awards, annual incentive awards and performance awards intended to align the interests of participants with those of our shareholders. We have reserved 15,000,000 ordinary shares (inclusive of issued and outstanding awards) for issuance under the 2021 Plan.

Restricted Share Units

Restricted Share Units (“RSUs”) are accounted for using the fair value method, which requires measurement and recognition of compensation expense for awards based upon the grant-date fair value. RSUs are generally subject to service-based vesting or cliff vesting. Compensation expense of $1.8 million and $6.3 million was recorded for the three and nine months ended September 30, 2021, respectively.

A summary of changes in outstanding nonvested RSUs is as follows:

	Number of	Weighted Average
	Awards	Grant Date Fair Value
Nonvested at January 1, 2021	—	$—
Granted	1,607,988	15.00
Vested	(189,120)	15.00
Forfeited	—	—
Nonvested at September 30, 2021	1,418,868	$15.00

Awards Classified as Liabilities

Long-Term Incentive Plan

During 2018 certain employees were granted awards under a cash long-term incentive plan (“LTIP”). No vesting or payout occurred for the LTIP awards until the occurrence of an Exit Event, as defined in the cash LTIP agreement. The closing of the IPO was an Exit Event. Upon an Exit Event requiring achievement of a specified performance target, the LTIP payout amount would have been the sum of a Time-Based Payout and Performance-Based Payout, both as defined in the cash LTIP agreement. The value of the LTIP is classified as a liability. Compensation expense of $1.2 million and $29.7 million was recorded for the three and nine months ended September 30, 2021, respectively. Prior to the IPO, we determined it was not probable that the performance conditions would be met, therefore, no resulting compensation expense was recorded for the three or nine months ended September 30, 2020, or for any period prior to the IPO.

Cash-Settled Restricted Share Units

Upon closing of the IPO, certain employees were granted cash-settled restricted stock unit awards based on the share price on the date of the IPO. These awards cliff-vest after three years from the date of grant and will be settled in cash based on the Company’s share price on the vesting date. The value of the cash-settled restricted stock units is classified as a liability. Compensation expense of $0.9 million and $2.5 million was recorded for the three and nine months ended September 30, 2021, respectively.

NOTE 19 — SHARE-BASED COMPENSATION

During 2018 we implemented a management equity incentive plan (MEIP) and cash long-term incentive plan (LTIP), whereby grants were made pursuant to each plan to certain employees. These awards are accounted for under ASC 718, Compensation-Stock Compensation.

MEIP

During 2018, Constellation S.à.r.l., a subsidiary of the Company, adopted a management equity incentive plan (MEIP), consisting of Class B through Class F incentive shares (Incentive Shares) granted to certain domestic and foreign employees (Participants). The Class B Incentive Shares, which represent 50% of the awards, vest ratably, except for the occurrence of a Change in Control, as defined in the Security holder Agreement (SHA), whereby vesting accelerates to 100%. Vesting does not accelerate upon completion of an initial public offering as it does not constitute a Change in Control under the SHA. Participants are entitled to receive distributions as/when paid by the issuer, in the amounts determined in the SHA and are subject to a waterfall distribution. Class C through Class F participants are also subject to certain performance targets within the distribution waterfall. The SHA contains an employer call option whereby we have the option to repurchase the Incentive Shares upon employee termination based upon amounts outlined in the SHA. For the majority of our awards, as the issuer’s intent is to exercise the call option upon employee termination, the awards must be classified as a liability, and will be remeasured at each reporting period. We also have certain awards that are not subject to call options and classified as equity. In 2019, the Class F shares were exchanged pro rata for Class C through Class E shares.

Compensation expense is recognized straight-line over the requisite service period, which is determined to be approximately five years due to the call option feature included in the awards. For the year ended December 31, 2020, we recorded $67.5 million in compensation expense valuing our awards at fair value in accordance with ASC 718. For the year ended December 31, 2019, we recorded $3.0 million in compensation expense, of which $1.2 million was recorded through equity, valuing our awards at intrinsic value in accordance with ASC 718. We did not record any compensation expense or liability for the year ended December 31, 2018. We have not recorded any compensation expense or liability for our performance-based awards for the years ended December 31, 2020, 2019 and 2018 as the performance conditions are not probable of being met. Our policy is to recognize forfeitures as they occur. As of December 31, 2020, there was $85.9 million of unrecognized compensation expense related to the non-vested awards. The cost is expected to be recognized over a weighted-average period of 2.3 years.

The following is a summary of Incentive Shares activity as of and for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

Shares
Shares granted during 2018	7,187,341
Shares forfeited during 2018	(1,685,689)
Total shares outstanding at December 31, 2018	5,501,652
Shares granted during 2019	2,220,039
Shares forfeited during 2019	(1,806,372)
Total shares outstanding at December 31, 2019	5,915,319
Shares granted during 2020	2,946,707
Shares forfeited during 2020	(195,659)
Total shares outstanding at December 31, 2020	8,666,367
Shares available to be issued at December 31, 2020	698,654
Total shares authorized at December 31, 2020	9,365,021
Vested shares at December 31, 2020	1,682,307

LTIP

During 2019 the issuer also granted certain employees LTIP awards. No vesting or payout occurs for the LTIP awards until the occurrence of an Exit Event, as defined in the Cash LTIP agreement. Upon an Exit Event under which a specified performance target is achieved, the LTIP payout amount is the sum of a Time-Based Payout and Performance-Based Payout, both as defined. At December 31, 2020, we determined it is not probable that the performance conditions will be met. Therefore, no resulting compensation expense was recorded during the year ended December 31, 2020.